Current and Non-current Portions of Long Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
2013	$ 26,946	167,879
2014	2,086	13,000
2015	8,026	50,000
Long-term borrowings	$ 37,058	230,879